Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to shareholders of the parent company
	2017			2016			2015
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.21	4,169	1,945	0.21	4,137	408	0.20	3,845	2,011
In respect of current year:
– first interim dividend	0.10	2,005	826	0.10	1,981	703	0.10	1,951	231
– second interim dividend	0.10	2,014	193	0.10	1,991	994	0.10	1,956	160
– third interim dividend	0.10	2,005	242	0.10	1,990	935	0.10	1,958	760
Total	0.51	10,193	3,206	0.51	10,099	3,040	0.50	9,710	3,162
Total dividends on preference shares classified as equity (paid quarterly)	62.00	90		62.00	90		62.00	90

Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
			2017		2016	2015
				Total	Total	Total
	Footnotes	First call date	Per security	$m	$m	$m
Perpetual subordinated capital securities	1, 3
– $2,200m issued at 8.125%		Apr 2013	$2.032	179	179	179
– $3,800m issued at 8.000%		Dec 2015	$2.000	304	304	304
Perpetual subordinated contingent convertible securities	2, 3
– $1,500m issued at 5.625%		Jan 2020	$56.250	84	84	70
– $2,000m issued at 6.875%		Jun 2021	$68.750	138	69	—
– $2,250m issued at 6.375%		Sep 2024	$63.750	143	143	143
– $2,450m issued at 6.375%		Mar 2025	$63.750	156	156	78
– $3,000m issued at 6.000%		May 2027	$60.000	90	—	—
– €1,500m issued at 5.250%		Sep 2022	€52.500	89	88	86
– €1,000m issued at 6.000%		Sep 2023	€60.000	68	67	—
– SGD1,000m issued at 4.700%		Jun 2022	SGD47.000	17	—	—
Total				1,268	1,090	860

1	Discretionary coupons are paid quarterly on the perpetual subordinated capital securities, in denominations of $25 per security.

2	Discretionary coupons are paid semi-annually on the perpetual subordinated contingent convertible securities, in denominations of each security’s issuance currency 1,000 per security.

3	Further details of these securities can be found in Note 31.